Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Income	$ 1,467,000	$ 1,498,000
Other Comprehensive Income (Loss):
Unrealized gains (losses) on investment securities available for sale	38,000	(39,000)
Income tax effect	(13,000)	13,000
Net other comprehensive income (loss)	25,000	(26,000)
Total Comprehensive Income	$ 1,492,000	$ 1,472,000